787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 18, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Apollo Tactical Income Fund Inc.

Securities Act File No. 333-

Investment Company Act File No. 811-22591

Ladies and Gentlemen:

On behalf of Apollo Tactical Income Fund Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The purpose of the Registration Statement is to register additional shares of the Fund for an at-the-market offering.

On behalf of the Fund, we respectfully note that another closed-end fund, Apollo Senior Floating Rate Fund Inc. (“AFT”), has filed a Registration Statement on Form N-2 to register additional shares for an at-the-market offering concurrently with the filing by the Fund. Since the Fund and AFT are managed by the same adviser and similar portfolio management team and under the supervision of the same board of directors, the disclosure in their registration statements are similar. Because of the similarity between the Fund and AFT, we would appreciate the opportunity to discuss with the Staff the possibility of selective review of the registration statements of the Fund and AFT.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8970 or Neesa Patel Sood at (202) 303-1232.

Very truly yours,

/s/ P. Jay Spinola
P. Jay Spinola

 Enclosures

cc:	Joseph D. Glatt, Apollo Global Management, Inc.

Kristin Hester, Apollo Global Management, Inc.

Eric Barch, Apollo Global Management, Inc.

Neesa Patel Sood, Willkie Farr & Gallagher LLP

Samuel Bolam, Willkie Farr & Gallagher LLP

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